6. Goodwill (Sept 2020 Note)	9 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

NOTE 6 – GOODWILL

The Company recorded goodwill in conjunction with the initial acquisition of Impact on March 7, 2019. The goodwill balance as of September 30, 2020 and December 31, 2019 was $902,067. Goodwill is not amortized. There is no goodwill for income tax purposes. The Company did not record any impairment charges related to goodwill for the periods ended September 30, 2020 and 2019.